SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	$ 10,398	$ 14,222
Cash	21,580	14,707
Restricted Cash	27,516	12,948
Funds Held in Restricted Escrow Account	9,250
Trade Receivables	17,305	6,441
Other Receivables	43	63
Accrued Liabilities	30,991	13,374
Customer Deposits	27,516	12,948
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash	21,580	14,707
Restricted Cash	27,516	12,948
Funds Held in Restricted Escrow Account	9,250
Trade Receivables	17,305	6,441
Other Receivables	43	63
Total Financial Assets Not Measured at Fair Value (FV)	75,694	34,159
Accounts Payable	1,133	571
Accrued Liabilities	30,991	13,374
Customer Deposits	27,516	12,948
Other Payables	12,843	302
Total Financial Liabilities Not Measured at Fair Value (FV)	72,483	27,195
Gross carrying amount [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Cash	21,580	14,707
Restricted Cash	27,516	12,948
Funds Held in Restricted Escrow Account	9,250
Trade Receivables	17,305	6,441
Other Receivables	43	63
Total Financial Assets Not Measured at Fair Value (FV)	75,694	34,159
At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	10,398	14,222
Total Financial Assets Measured at Fair Value (FV)	10,398	14,222
Cash
Restricted Cash
Funds Held in Restricted Escrow Account
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Accounts Payable	1,133	571
Accrued Liabilities	30,991	13,374
Customer Deposits	27,516	12,948
Other Payables	12,843	302
Total Financial Liabilities Not Measured at Fair Value (FV)	72,483	27,195
At fair value [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total Financial Assets Measured at Fair Value (FV)		269
Level 1 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	10,398	14,222
Total Financial Assets Measured at Fair Value (FV)	10,398	14,222
Cash
Restricted Cash
Funds Held in Restricted Escrow Account
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets
Cash
Restricted Cash
Funds Held in Restricted Escrow Account
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total Financial Assets Measured at Fair Value (FV)		$ 269